SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Feb. 28, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in non-cash working capital balances

	February 28, 2017	February 29, 2016
Changes in non-cash working capital balances:
Trade receivables	7,110	29,640
Inventory	1,287	1,592
Other current assets	986	3,074
Accounts payable and accrued liabilities	1,429	(16,880)
Deferred revenue	(1,468)	810

	9,344	18,236